Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Abstract]
Schedule of Net Income or Loss and Total Assets	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:
	June 30, 2026	December 31, 2025
Cash	$1,027,588	$1,663,042
Cash held in Trust Account	$178,185,780	$175,137,749
Total Assets	$179,336,091	$176,922,057
	For the Three Months Ended June 30,		For the Six Months Ended June 30, 2026	For the Period From March 27, 2025 (Inception) Through June 30, 2025
	2026	2025
Net loss from operations	$(628,953)	$(54,820)	$(862,400)	$(63,421)
Interest income on Trust Account	$1,528,089	$—	$3,048,031	$—
Net income (loss)	$899,136	$(54,820)	$2,185,631	$(63,421)
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:
December 31, 2025
Cash	$1,663,042
Cash held in Trust Account	$175,137,749
Total Assets	$176,922,057
For the Period from March 27, 2025 (Inception) through December 31, 2025
Net loss from operations	$(615,029)
Interest income on Trust Account	$2,637,749
Net income	$2,022,720